Financial result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial result
Interest expense	€ (2,601)	€ (2,589)	€ (1,349)
Interest expense on lease liability	(149)	(167)	(190)
Long-term debt	(2,150)	(1,602)	(993)
Expense from revaluation of derivative financial instruments		(808)	(106)
Fair value valuation of financial assets	(291)	(10)
Other	(11)	(2)	(60)
Interest income	924	184	318
Payout of bond funds	96	78	126
Income from revaluation of derivative financial instruments	752	93
Fair value valuation of financial assets			174
Other	76	13	18
Financial result	€ (1,677)	€ (2,405)	€ (1,031)